Share Capital and Premium Related to the Share Capitals - Schedule of Share Capital Information (Detail) € / shares in Units, $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares		Jun. 30, 2026 EUR (€) € / shares shares		Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 EUR (€) € / shares shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 75,901
Balance at beginning, Number of shares | shares	100,339,441		100,339,441		100,093,873	100,093,873
Non-cash stock-based compensation expense	$ 3,952				$ 2,258
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 204
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	358,717	[1]	358,717	[1]	231,356	231,356
Balance at end of year	$ 41,067
Balance at end, Number of shares | shares	100,698,158		100,698,158		100,325,229	100,325,229
Nominal value | € / shares			€ 0.05			€ 0.05	€ 0.05	€ 0.05
Share Capital Issued Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	$ 5,903				$ 5,889
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	21	[1]			13
Balance at end of year	5,924				5,902
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	437,445				494,288
Allocation of prior period loss	(69,800)		€ 61.8		(63,000)	€ 58.2
Non-cash stock-based compensation expense	3,952				2,258
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	198	[1]			3
Balance at end of year	$ 371,749				$ 433,549

[1]	During the six-month period ended June 30, 2026, 358,717 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions and exercises of stock-options.